Quarterly Report
September 30, 2023
Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Quarterly Report
September 30, 2023

Page
Schedule of Investments	1
Notes to Schedule of Investments	7

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.2% †
Alabama - 0.4%
Auburn University, AL Revenue
4.00% 06/01/41	$2,000,000	$1,824,315
Bessemer Governmental Utility Services Corp., AL Revenue (BAM Insured)
5.00% 06/01/30	2,070,000	2,133,624
		3,957,939
Arizona - 1.4%
Arizona Board of Regents, AZ Revenue
5.00% 07/01/40 - 07/01/43	2,145,000	2,255,171
Arizona State University, AZ Revenue
5.00% 07/01/41	1,000,000	1,007,574
City of Mesa Utility System Revenue, AZ Revenue
5.00% 07/01/43	1,500,000	1,544,094
City of Phoenix Civic Improvement Corp., AZ Revenue
5.00% 07/01/31 - 07/01/42	4,315,000	4,386,403
City of Phoenix Civic Improvement Corp., AZ Revenue (NPFG Insured)
5.50% 07/01/24	3,340,000	3,380,948
City of Tempe, AZ GO,
5.00% 07/01/35	650,000	721,607
		13,295,797
Arkansas - 0.1%
University of Arkansas, AR Revenue
5.00% 11/01/40	600,000	635,931
California - 7.8%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,138,099
California State Public Works Board, CA Revenue
5.25% 09/01/29	10,160,000	10,174,463
City of Los Angeles Department of Airports, CA Revenue
5.00% 05/15/26 - 05/15/44	6,615,000	6,826,831
City of Los Angeles Wastewater System Revenue, CA Revenue
5.00% 06/01/48	10,000,000	10,285,495
Fresno Unified School District, CA GO,
4.00% 08/01/47 (a)	5,000,000	5,017,972
Los Angeles Department of Water & Power, CA Revenue
5.00% 07/01/48	3,500,000	3,581,637
Mount San Antonio Community College District, CA GO,
4.00% 08/01/49	3,000,000	2,731,972
Sacramento Municipal Utility District, CA Revenue
4.00% 08/15/45	1,565,000	1,442,320
5.00% 08/15/53	2,000,000	2,103,862
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/49	1,350,000	1,389,750
State of California Department of Water Resources, CA Revenue
5.00% 12/01/29 (a)	8,120,000	8,260,258
State of California, CA GO,
4.00% 10/01/39	2,000,000	1,933,560
5.00% 08/01/30 - 08/01/46	12,705,000	13,748,169
5.00% 12/01/43 (a)	450,000	450,783
State of California, CA GO, (AGM Insured)
5.25% 08/01/32	2,400,000	2,691,218
University of California, CA Revenue
4.00% 05/15/46 - 05/15/51	4,300,000	3,954,887
		75,731,276
Colorado - 2.5%
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	1,000,000	894,226
Cherokee Metropolitan District, CO Revenue (BAM Insured)
4.00% 08/01/45	2,700,000	2,327,837
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,169,230
Colorado Health Facilities Authority, CO Revenue
5.00% 06/01/47 (a)	1,750,000	1,823,407
Denver City & County School District No. 1, CO GO,
5.00% 12/01/45	5,000,000	5,183,921
Regional Transportation District Sales Tax Revenue, CO Revenue
4.25% 11/01/36	3,405,000	3,380,920
	Principal Amount	Fair Value
5.00% 11/01/29	$7,925,000	$8,555,153
		24,334,694
Connecticut - 2.6%
City of Norwalk, CT GO,
4.00% 08/15/41	750,000	685,166
State of Connecticut Special Tax Revenue, CT Special Tax Revenue
5.00% 10/01/27 - 10/01/36	23,325,000	23,456,019
State of Connecticut, CT GO,
5.00% 01/15/26	700,000	719,696
Town of Darien, CT GO,
4.00% 04/15/47	500,000	440,266
		25,301,147
Delaware - 0.7%
Delaware Transportation Authority, DE Revenue
3.00% 07/01/28	2,000,000	1,891,130
5.00% 06/01/55	1,000,000	1,001,332
State of Delaware, DE GO,
3.50% 03/01/33	2,000,000	1,910,223
4.00% 05/01/41	1,000,000	928,700
5.00% 05/01/39	1,125,000	1,211,972
		6,943,357
District of Columbia - 4.4%
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,068,313
5.00% 10/01/47	2,000,000	2,044,185
District of Columbia, DC GO,
4.00% 06/01/35 - 10/15/44	8,000,000	7,494,434
5.00% 06/01/38	3,000,000	3,007,667
District of Columbia, DC Revenue
4.00% 05/01/45	1,500,000	1,335,202
5.00% 04/01/42 (a)	6,250,000	6,528,231
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/29 - 10/01/47	9,070,000	9,388,850
Washington Convention & Sports Authority, DC Revenue
5.00% 10/01/28	310,000	328,597
Washington Convention & Sports Authority, DC Tax Allocation Revenue.,
5.00% 10/01/29	750,000	798,921
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC Revenue
5.00% 07/15/35	500,000	547,344
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/34 - 07/01/43	8,375,000	8,550,207
		42,091,951
Florida - 4.4%
City of Cocoa Water & Sewer Revenue, FL Revenue
5.00% 10/01/36	1,225,000	1,294,457
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
4.00% 09/01/41	1,000,000	916,930
City of Lakeland Department of Electric Utilities, FL Revenue (AGM Insured)
5.25% 10/01/29	825,000	896,700
City of Miami Beach, FL GO,
5.00% 05/01/36	500,000	537,066
City of Tampa Water & Wastewater System Revenue, FL Revenue, Series A
5.25% 10/01/57	7,000,000	7,291,998
County of Broward Port Facilities Revenue, FL Revenue
5.00% 09/01/26	500,000	510,659
County of Hillsborough Utility Revenue, FL Revenue
4.00% 08/01/31	3,215,000	3,254,235
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,562,233
5.00% 10/01/36	2,000,000	1,996,283
County of Miami-Dade Seaport Department, FL Revenue (AGM Insured)
4.00% 10/01/40	3,000,000	2,725,678
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,142,246
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/37 - 10/01/49	10,500,000	9,630,703

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	1

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
5.00% 10/01/43	$5,000,000	$5,068,187
Hillsborough County Aviation Authority, FL Revenue, Series A
5.00% 10/01/29	2,510,000	2,617,608
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	911,878
5.00% 07/01/38	1,000,000	1,066,468
Wildwood Utility Dependent District, FL Revenue (AGM Insured)
5.25% 10/01/38	1,000,000	1,064,393
		42,487,722
Georgia - 4.8%
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/38	1,000,000	925,839
5.00% 01/01/34	3,500,000	3,493,710
City of Atlanta Department of Aviation, GA Revenue
5.00% 07/01/32 (b)	1,000,000	1,098,639
City of Atlanta Water & Wastewater Revenue, GA Revenue
5.25% 11/01/30 (a)	690,000	690,564
City of Atlanta Water & Wastewater Revenue, GA Revenue (AGM Insured)
5.75% 11/01/30	4,500,000	5,118,535
County of DeKalb Water & Sewerage Revenue, GA Revenue
5.00% 10/01/35 - 10/01/45	3,045,000	3,220,636
Development Authority of Gwinnett County, GA Revenue
5.00% 07/01/37 - 07/01/40	9,325,000	9,378,839
Metropolitan Atlanta Rapid Transit Authority, GA Revenue, Series B
5.00% 07/01/35	1,000,000	1,028,153
Municipal Electric Authority of Georgia, GA Revenue
5.00% 01/01/35	5,500,000	5,508,188
Private Colleges & Universities Authority, GA Revenue
4.00% 10/01/38 - 10/01/46	3,855,000	3,591,332
5.00% 09/01/29	1,200,000	1,296,449
State of Georgia, GA GO,
4.00% 07/01/36	10,000,000	9,955,398
5.00% 07/01/36	1,000,000	1,104,229
		46,410,511
Hawaii - 0.3%
State of Hawaii, HI GO,
5.00% 01/01/36	2,850,000	3,005,913
Illinois - 4.4%
Chicago O'Hare International Airport, IL Revenue
5.00% 01/01/41 - 01/01/48	9,100,000	9,090,563
5.25% 01/01/42	8,000,000	8,115,108
Chicago Park District, IL GO,
4.00% 01/01/38	2,000,000	1,750,888
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,668,715
City of Chicago Wastewater Transmission Revenue, IL Revenue (AGM Insured)
5.50% 01/01/62	3,035,000	3,168,171
Cook County Community College District No. 508, IL GO,
5.13% 12/01/38	1,000,000	949,663
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst, IL GO,
4.00% 09/15/42	1,000,000	887,520
Illinois Finance Authority, IL Revenue
4.00% 07/01/32	5,000,000	4,910,880
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44	1,345,000	1,214,436
5.00% 01/01/37 - 01/01/46	3,600,000	3,634,823
Lake County School District No. 112 North Shore, IL GO,
5.00% 12/01/35	1,055,000	1,142,839
State of Illinois, IL GO,
5.00% 12/01/25 - 10/01/32	6,320,000	6,506,181
		43,039,787
Indiana - 0.8%
Indiana Finance Authority, IN Revenue, Series B
5.25% 10/01/52	2,000,000	2,047,333
Indiana Municipal Power Agency, IN Revenue
5.00% 01/01/42	2,160,000	2,205,692
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	3,500,000	3,134,142
		7,387,167
	Principal Amount	Fair Value
Iowa - 0.3%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue (AGM Insured)
4.00% 07/01/34	$1,055,000	$1,062,302
Iowa Finance Authority, IA Revenue
5.00% 08/01/40	1,750,000	1,852,658
		2,914,960
Kansas - 0.2%
Kansas Turnpike Authority, KS Revenue
5.00% 09/01/37	1,980,000	2,085,775
Kentucky - 1.3%
Kentucky State Property & Building Commission, KY Revenue
5.00% 02/01/33 - 04/01/37	11,705,000	11,964,948
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	893,942
		12,858,890
Maine - 0.5%
Maine Health & Higher Educational Facilities Authority, ME Revenue
5.00% 07/01/48	1,990,000	2,015,182
Maine Municipal Bond Bank, ME Revenue
5.00% 09/01/26	500,000	516,750
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	2,000,000	1,761,105
Town of Bar Harbor, ME GO,
5.00% 10/15/37	700,000	759,805
		5,052,842
Maryland - 4.6%
City of Baltimore, MD Revenue
4.00% 07/01/44	3,130,000	2,795,970
5.00% 07/01/35 - 07/01/46	15,155,000	15,286,847
5.00% 07/01/38 (a)	9,375,000	9,397,659
County of Anne Arundel, MD GO,
5.00% 10/01/47	1,000,000	1,014,747
County of Baltimore, MD GO,
4.00% 03/01/40 - 03/01/41	3,385,000	3,188,869
5.00% 03/01/53	5,000,000	5,195,143
County of Prince George's, MD GO,
4.00% 07/15/31	1,000,000	1,016,033
State of Maryland Department of Transportation, MD Revenue
4.00% 12/01/29	1,140,000	1,143,836
Washington Suburban Sanitary Commission, MD Revenue
5.00% 06/01/31	4,950,000	5,251,574
		44,290,678
Massachusetts - 3.0%
Commonwealth of Massachusetts Transportation Fund Revenue, MA Revenue
4.00% 06/01/50	2,000,000	1,755,124
Commonwealth of Massachusetts, MA GO,
5.25% 09/01/43 - 01/01/44	9,525,000	9,907,686
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	3,020,000	3,113,220
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Revenue
5.00% 07/01/33 - 07/01/41	5,240,000	5,351,866
Massachusetts Development Finance Agency, MA Revenue
4.00% 10/01/46	625,000	550,220
4.00% 06/01/49 (a)	1,000,000	1,024,368
Massachusetts School Building Authority, MA Revenue
4.00% 08/15/45	1,340,000	1,208,524
Massachusetts State College Building Authority, MA Revenue
4.00% 05/01/40 - 05/01/43	3,015,000	2,730,296
Town of Andover, MA GO,
4.00% 07/15/52	2,605,000	2,332,613
University of Massachusetts Building Authority, MA Revenue
4.00% 11/01/46	1,395,000	1,227,567
		29,201,484
Michigan - 1.1%
City of Kalamazoo, MI GO, (BAM Insured)
5.00% 10/01/36 (b)	1,015,000	1,080,720

See Notes to Schedule of Investments.
2	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
City of Lansing, MI GO, (AGM Insured)
5.00% 06/01/43	$1,000,000	$1,031,626
Great Lakes Water Authority Sewage Disposal System Revenue, MI Revenue
5.00% 07/01/36	2,280,000	2,325,463
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,457,112
State of Michigan Trunk Line Revenue, MI Revenue
4.00% 11/15/38	2,985,000	2,879,707
University of Michigan, MI Revenue
5.00% 04/01/46 (a)	1,000,000	1,031,952
Warren Consolidated Schools, MI GO,
5.00% 05/01/35	715,000	724,201
		10,530,781
Minnesota - 3.0%
Alexandria Independent School District No. 206, MN GO,
5.00% 02/01/30	2,950,000	3,099,302
City of Minneapolis, MN GO,
3.00% 12/01/34	1,315,000	1,160,994
City of Rochester, MN Revenue
4.00% 11/15/48	5,330,000	4,619,317
City of St. Paul Sales & Use Tax Revenue, MN Revenue
5.00% 11/01/31	1,400,000	1,412,123
City of St. Paul Water Revenue, MN Revenue
4.00% 12/01/45	5,000,000	4,551,800
Cloquet Independent School District No. 94, MN GO,
4.00% 02/01/36	1,675,000	1,649,328
County of St. Louis, MN GO,
3.00% 12/01/31	1,545,000	1,420,422
Dover & Eyota Independent School District No. 533, MN GO,
4.00% 02/01/40	1,285,000	1,183,002
Maple River Independent School District No. 2135, MN GO,
5.00% 02/01/28	750,000	797,518
Metropolitan Council, MN GO,
5.00% 03/01/35	1,665,000	1,851,791
Minneapolis-St. Paul Metropolitan Airports Commission, MN Revenue
5.00% 01/01/25	1,000,000	1,002,048
Redwood Area Schools Independent School District No. 2897, MN GO,
4.00% 02/01/36	1,705,000	1,669,202
University of Minnesota, MN Revenue
5.00% 09/01/39	4,350,000	4,454,369
		28,871,216
Missouri - 0.8%
City of St. Louis, MO GO,
5.00% 02/15/43	800,000	810,479
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 11/15/48	2,200,000	1,847,031
Metropolitan St. Louis Sewer District, MO Revenue
5.00% 05/01/45 (a)	480,000	487,739
5.00% 05/01/45 - 05/01/46	2,520,000	2,564,543
Missouri Joint Municipal Electric Utility Commission, MO Revenue
5.00% 01/01/34	1,000,000	1,086,410
St. Louis County School District C-2 Parkway, MO GO,
4.00% 03/01/39	1,395,000	1,300,716
		8,096,918
Nebraska - 0.1%
Omaha Public Power District, NE Revenue
5.00% 02/01/35	500,000	550,329
New Hampshire - 0.1%
New Hampshire Business Finance Authority, NH Revenue
5.00% 08/15/27	250,000	255,840
New Hampshire Health & Education Facilities Authority Act, NH Revenue (BAM Insured)
5.00% 07/01/34	1,000,000	1,083,569
		1,339,409
New Jersey - 6.4%
New Jersey Economic Development Authority, NJ Revenue
5.00% 06/15/41 (a)	7,250,000	7,559,823
5.00% 06/15/43	4,500,000	4,521,400
5.25% 06/15/40 (a)	220,000	225,272
	Principal Amount	Fair Value
New Jersey Educational Facilities Authority, NJ Revenue
5.50% 09/01/30 - 09/01/33	$14,700,000	$15,160,745
New Jersey Health Care Facilities Financing Authority, NJ Revenue (AGM Insured)
4.13% 07/01/38	6,215,000	5,706,063
New Jersey Transportation Trust Fund Authority, NJ Revenue
4.25% 06/15/44	1,000,000	919,252
5.00% 12/15/34 - 06/15/45	7,250,000	7,393,673
New Jersey Turnpike Authority, NJ Revenue
4.00% 01/01/35	1,090,000	1,033,258
5.00% 01/01/30 - 01/01/45	14,400,000	14,535,011
New Jersey Turnpike Authority, NJ Revenue, Series G
4.00% 01/01/43	5,000,000	4,612,734
State of New Jersey, NJ GO,
2.00% 06/01/34	1,000,000	750,741
		62,417,972
New Mexico - 0.3%
State of New Mexico Severance Tax Permanent Fund, NM Revenue
5.00% 07/01/29	2,420,000	2,603,178
New York - 9.2%
City of New York, NY GO,
5.00% 08/01/26 - 08/01/33	2,500,000	2,645,636
Hudson Yards Infrastructure Corp., NY Revenue (AGM Insured)
4.00% 02/15/47	5,830,000	5,232,068
Hudson Yards Infrastructure Corp., NY Revenue
5.00% 02/15/36 - 02/15/37	3,635,000	3,740,451
Metropolitan Transportation Authority, NY Revenue (AGM Insured)
4.00% 11/15/49	2,500,000	2,167,084
Metropolitan Transportation Authority, NY Revenue
5.25% 11/15/55	1,000,000	1,006,125
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/45 - 06/15/52	5,605,000	4,913,644
5.00% 06/15/30 - 06/15/49	7,495,000	7,707,871
New York City Transitional Finance Authority Building Aid Revenue, NY Revenue
5.00% 07/15/36	6,000,000	6,234,598
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
4.00% 11/01/42	4,650,000	4,229,897
5.00% 02/01/41 - 05/01/43	10,500,000	10,566,179
New York City Transitional Finance Authority, NY Revenue
5.00% 05/01/28	500,000	529,124
New York Power Authority, NY Revenue
4.00% 11/15/50	1,775,000	1,572,261
New York State Dormitory Authority, NY Revenue
4.00% 08/01/38 - 03/15/47	6,500,000	5,931,687
5.00% 03/15/32 - 03/15/45	11,250,000	11,572,285
5.00% 07/01/46 (a)	4,000,000	4,209,932
New York State Dormitory Authority, NY Revenue (BAM Insured)
5.00% 10/01/32	5,045,000	5,423,185
New York State Thruway Authority, NY Revenue
4.00% 03/15/44	2,000,000	1,791,607
Port Authority of New York & New Jersey, NY Revenue
5.00% 12/01/28 - 09/01/48	8,760,000	8,960,558
Triborough Bridge & Tunnel Authority, NY Revenue
5.00% 11/15/34	820,000	897,125
		89,331,317
North Carolina - 0.9%
County of Forsyth, NC GO,
5.00% 06/01/35	1,000,000	1,113,505
County of Wake, NC GO,
3.50% 04/01/32	3,305,000	3,121,253
County of Wake, NC Revenue
5.00% 04/01/35	1,765,000	1,958,864
North Carolina Turnpike Authority, NC Revenue (AGM Insured)
5.00% 01/01/29	1,190,000	1,228,482
Orange Water & Sewer Authority, NC Revenue
4.00% 07/01/29	1,060,000	1,055,024
		8,477,128
North Dakota - 0.0% *
City of Grand Forks, ND Revenue
5.00% 12/01/27	250,000	248,953

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	3

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Ohio - 0.9%
City of Cleveland, OH GO,
5.00% 12/01/29	$1,250,000	$1,280,652
County of Summit, OH GO,
5.00% 12/01/43	1,000,000	1,037,823
Dublin City School District, OH GO,
4.00% 12/01/30	1,010,000	1,027,284
Northeast Ohio Regional Sewer District, OH Revenue
3.00% 11/15/34	1,385,000	1,219,946
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	1,000,000	1,025,519
Ohio Water Development Authority Water Pollution Control Loan Fund, OH Revenue
5.00% 12/01/42	2,000,000	2,102,583
Worthington City School District, OH GO,
5.00% 12/01/43	1,370,000	1,419,037
		9,112,844
Oklahoma - 1.3%
City of Oklahoma City, OK GO,
4.00% 03/01/38	1,000,000	941,542
Oklahoma Capitol Improvement Authority, OK Revenue
5.00% 07/01/28 - 07/01/29	5,000,000	5,032,597
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41 - 04/01/48	3,150,000	2,905,330
4.25% 10/01/48	1,000,000	952,194
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,228,591
		12,060,254
Oregon - 1.5%
City of Portland Water System Revenue, OR Revenue
4.00% 05/01/30	2,435,000	2,435,409
Clackamas County School District No. 7J Lake Oswego, OR GO,
4.00% 06/01/33	1,000,000	1,001,439
Multnomah County School District No. 1 Portland, OR GO,
5.00% 06/15/37	3,230,000	3,499,040
Oregon State University, OR Revenue
5.00% 04/01/45	2,000,000	2,008,684
Port of Portland Airport Revenue, OR Revenue
5.00% 07/01/27 - 07/01/38	3,520,000	3,583,592
Port of Portland Airport Revenue, OR Revenue, Series 24-B
5.00% 07/01/29	1,000,000	1,018,449
State of Oregon Department of Transportation, OR Revenue
5.00% 11/15/35	1,000,000	1,096,956
		14,643,569
Pennsylvania - 6.5%
Allegheny County Sanitary Authority, PA Revenue
5.00% 06/01/43	1,245,000	1,266,048
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	2,787,136
5.00% 07/01/28 - 07/01/31	2,900,000	3,000,091
City of Philadelphia Water & Wastewater Revenue, PA Revenue
4.00% 10/01/31	4,980,000	4,982,838
5.00% 10/01/43 - 10/01/47	15,000,000	15,204,143
City of Philadelphia Water & Wastewater Revenue, PA Revenue (AGM Insured)
5.00% 09/01/30	1,000,000	1,077,549
City of Philadelphia, PA GO,
5.00% 02/01/24 - 08/01/36	6,105,000	6,282,437
City of Philadelphia, PA GO, (BAM Insured)
5.00% 02/01/34	1,970,000	2,066,421
City of Pittsburgh, PA GO,
5.00% 09/01/32	250,000	269,735
Commonwealth of Pennsylvania, PA GO,
3.50% 03/01/31	2,000,000	1,912,840
4.00% 09/15/34	1,475,000	1,452,646
5.00% 07/15/27 - 03/01/32	5,995,000	6,268,552
Council Rock School District, PA GO,
4.00% 11/15/52	3,000,000	2,547,060
County of Montgomery, PA GO,
5.00% 01/01/38	945,000	1,012,271
Delaware River Port Authority, PA Revenue
5.00% 01/01/26 - 01/01/40	3,725,000	3,849,497
Middletown Area School District, PA GO, (AGM Insured)
4.00% 03/01/36	1,000,000	978,130
	Principal Amount	Fair Value
Pennsylvania Higher Educational Facilities Authority, PA Revenue
5.00% 05/01/41	$1,000,000	$996,266
Pennsylvania State University, PA Revenue
5.00% 09/01/47	2,000,000	2,023,986
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
4.00% 12/01/51	1,500,000	1,271,108
Pittsburgh Water & Sewer Authority, PA Revenue (AGM Insured)
5.00% 09/01/38	675,000	716,561
Swarthmore Borough Authority, PA Revenue
5.00% 09/15/45	2,000,000	2,081,658
Upper Darby School District, PA GO, (BAM Insured)
4.00% 04/01/51	1,000,000	844,181
		62,891,154
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., RI Revenue (BAM Insured)
5.00% 05/15/29	200,000	213,693
Rhode Island Infrastructure Bank State Revolving Fund, RI Revenue
5.00% 10/01/36	500,000	546,912
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, RI Revenue
5.00% 10/01/28 (a)	2,200,000	2,254,388
		3,014,993
South Carolina - 1.2%
Anderson County School District No. 5, SC GO,
5.00% 03/01/30	2,000,000	2,055,419
Beaufort County School District, SC GO,
4.00% 03/01/33	2,200,000	2,214,556
City of Columbia Waterworks & Sewer System Revenue, SC Revenue
5.00% 02/01/47	2,425,000	2,523,581
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,858,516
Spartanburg County School District No. 4, SC GO,
5.00% 03/01/47	2,745,000	2,832,042
		11,484,114
Tennessee - 1.4%
City of Memphis, TN GO,
4.00% 05/01/38 - 06/01/46	9,920,000	9,036,170
County of Knox, TN GO,
3.00% 06/01/30	1,255,000	1,155,158
County of Rutherford, TN GO,
3.00% 04/01/35	2,000,000	1,739,450
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN Revenue
5.00% 07/01/46	2,000,000	2,015,546
		13,946,324
Texas - 6.9%
Aledo Independent School District, TX GO,
5.00% 02/15/33	500,000	546,836
Argyle Independent School District, TX GO,
5.00% 08/15/43	800,000	834,122
Arlington Independent School District, TX GO,
5.00% 02/15/38	500,000	529,829
Austin Independent School District, TX GO,
5.00% 08/01/43	2,750,000	2,871,549
Bastrop Independent School District, TX GO,
5.00% 02/15/36	1,000,000	1,082,934
City of Austin Airport System Revenue, TX Revenue
5.00% 11/15/33	1,000,000	1,048,614
City of Dallas Waterworks & Sewer System Revenue, TX Revenue
4.00% 10/01/52	2,500,000	2,147,481
City of Fort Worth Water & Sewer System Revenue, TX Revenue
4.00% 02/15/35	2,530,000	2,510,542
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	1,500,000	1,543,361
City of Houston Combined Utility System Revenue, TX Revenue
5.00% 05/15/28	5,000,000	5,028,358
City of North Richland Hills, TX GO,
4.00% 02/15/27	1,045,000	1,050,622

See Notes to Schedule of Investments.
4	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Comal Independent School District, TX GO,
4.00% 02/01/33	$1,875,000	$1,896,094
Community Independent School District, TX GO,
5.00% 02/15/38	750,000	795,340
Corpus Christi Independent School District, TX GO,
5.00% 08/15/39	1,000,000	1,058,492
Dallas Area Rapid Transit, TX Revenue
4.00% 12/01/38	500,000	465,614
Dallas Fort Worth International Airport, TX Revenue
5.00% 11/01/27 (b)	500,000	524,847
Dallas Independent School District, TX GO,
5.00% 02/15/34	560,000	592,722
Del Valle Independent School District, TX GO,
4.00% 06/15/37	500,000	474,113
Denison Independent School District, TX GO,
5.00% 08/01/37	500,000	536,740
Denton Independent School District, TX GO,
5.00% 08/15/35	1,000,000	1,099,003
Dickinson Independent School District, TX GO,
4.00% 02/15/43	1,000,000	894,471
Forney Independent School District, TX GO,
5.00% 08/15/36 - 08/15/39	1,500,000	1,602,272
Galveston Independent School District, TX GO,
4.00% 02/01/42	3,175,000	2,851,246
Greater Texoma Utility Authority, TX Revenue (AGM Insured)
5.00% 10/01/35	600,000	636,927
Harris County Flood Control District, TX GO,
5.00% 09/15/38	500,000	531,308
Irving Independent School District, TX GO,
5.00% 02/15/33	1,750,000	1,927,794
Klein Independent School District, TX GO,
5.00% 02/01/43	500,000	511,715
Lamar Consolidated Independent School District, TX GO,
5.00% 02/15/37	500,000	532,621
Lower Colorado River Authority, TX Revenue
5.00% 05/15/44	1,000,000	1,005,483
Magnolia Independent School District, TX GO,
5.00% 08/15/30	1,000,000	1,084,042
McCamey Independent School District, TX GO, (AGM Insured)
5.00% 02/15/28	1,000,000	1,054,027
Medina Valley Independent School District, TX GO,
5.00% 02/15/37	500,000	534,222
Mount Vernon Independent School District, TX GO,
5.00% 08/15/30 (b)	500,000	539,812
North Texas Tollway Authority, TX Revenue
5.00% 01/01/48	4,000,000	3,995,763
Paradise Independent School District, TX GO,
5.00% 08/15/41	1,810,000	1,906,074
Port Authority of Houston of Harris County Texas, TX GO,
5.00% 10/01/27	1,000,000	1,052,394
Princeton Independent School District, TX GO,
5.00% 02/15/35	500,000	546,187
San Antonio Water System, TX Revenue
5.00% 05/15/36	1,395,000	1,488,523
Sherman Independent School District, TX GO,
5.00% 02/15/33	1,250,000	1,383,663
Splendora Independent School District, TX GO,
5.00% 02/15/39	1,000,000	1,059,453
State of Texas, TX GO,
4.00% 10/01/44	1,985,000	1,770,638
5.00% 08/01/32	2,000,000	2,077,389
Texas A&M University, TX Revenue
5.00% 05/15/28	500,000	530,489
Texas City Independent School District, TX GO,
4.00% 08/15/40	1,085,000	991,169
Texas Municipal Power Agency, TX Revenue (AGM Insured)
3.00% 09/01/28	275,000	258,088
Texas Public Finance Authority, TX Revenue (BAM Insured)
5.25% 05/01/35	500,000	526,106
Texas Water Development Board, TX Revenue
5.00% 10/15/47	5,815,000	6,032,009
Trinity River Authority, TX Revenue
5.00% 02/01/30	1,000,000	1,073,572
Waco Independent School District, TX GO,
5.00% 08/15/39	1,000,000	1,057,733
Waller Consolidated Independent School District, TX GO,
5.00% 02/15/36	500,000	539,434
		66,631,837
	Principal Amount	Fair Value
Utah - 1.7%
Alpine School District, UT GO,
4.00% 03/15/31	$1,500,000	$1,508,052
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	2,225,000	2,015,497
Central Weber Sewer Improvement District, UT Revenue
5.00% 03/01/32	500,000	548,501
City of Salt Lake City Airport Revenue, UT Revenue
4.00% 07/01/51	2,500,000	2,044,265
5.00% 07/01/48	2,000,000	2,000,447
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,100,133
5.00% 02/01/50	4,080,000	4,169,071
Salt Lake City Corp., UT GO,
3.00% 06/15/37	1,055,000	867,768
University of Utah, UT Revenue
5.00% 08/01/42	1,685,000	1,759,190
		16,012,924
Virginia - 3.4%
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/51	2,000,000	2,008,731
City of Charlottesville, VA GO,
3.00% 09/15/39 - 09/15/40	1,830,000	1,434,137
City of Richmond Public Utility Revenue, VA Revenue
4.00% 01/15/36	4,350,000	4,261,537
County of Fairfax Sewer Revenue, VA Revenue, Series A
4.00% 07/15/40	2,245,000	2,097,106
County of Fairfax, VA GO,
4.00% 10/01/35	6,645,000	6,664,061
University of Virginia, VA Revenue
5.00% 04/01/47	6,000,000	6,112,455
Virginia College Building Authority, VA Revenue
4.00% 09/01/35	1,000,000	999,897
5.00% 02/01/30	1,990,000	2,091,528
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	902,329
Virginia Public School Authority, VA Revenue
5.00% 08/01/43	3,475,000	3,688,072
Virginia Resources Authority, VA Revenue
4.00% 11/01/41	3,000,000	2,778,480
		33,038,333
Washington - 5.6%
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 07/01/36 - 09/01/51	5,000,000	4,684,580
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 09/01/35 - 09/01/40	6,090,000	5,828,121
5.00% 07/01/52	3,000,000	3,071,479
City of Seattle, WA GO,
4.00% 12/01/31	2,500,000	2,513,560
City of Spokane, WA GO,
3.13% 12/01/33	1,260,000	1,115,090
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/46	2,000,000	2,049,562
County of King Sewer Revenue, WA Revenue
5.00% 07/01/28	1,060,000	1,067,205
County of King, WA GO,
4.00% 12/01/31 - 12/01/34	3,950,000	3,951,758
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, WA Revenue
5.00% 01/01/36	500,000	544,559
Port of Seattle, WA Revenue
5.00% 08/01/28 - 08/01/42	6,985,000	7,154,230
Port of Tacoma, WA GO,
5.00% 12/01/28	790,000	820,335
Spokane County School District No. 356 Central Valley, WA GO,
4.00% 12/01/31	2,605,000	2,611,367
State of Washington, WA GO,
4.00% 07/01/27 - 06/01/34	2,505,000	2,534,355
5.00% 07/01/24 - 02/01/48	14,670,000	15,476,268
Vancouver Library Capital Facilities Area, WA GO,
4.00% 12/01/27	1,000,000	1,004,882
		54,427,351
Wisconsin - 1.1%
County of Dane, WI GO,
5.00% 06/01/28 (b)	2,340,000	2,415,012

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	5

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Public Finance Authority, WI Revenue
5.00% 07/01/27	$500,000	$502,485
State of Wisconsin, WI GO,
4.00% 05/01/30 - 05/01/40	2,675,000	2,578,416
5.00% 05/01/33 - 05/01/38	4,575,000	4,669,447
Wisconsin Department of Transportation, WI Revenue
5.00% 07/01/38	500,000	537,799
		10,703,159
Total Municipal Bonds and Notes (Cost $992,721,277)		951,461,878
Short-Term Investments - 0.3%
State Street Institutional Treasury Plus Fund - Premier Class 5.29% (c)(d) (Cost $3,312,675)	3,312,675	3,312,675
Total Investments (Cost $996,033,952)		954,774,553
Other Assets and Liabilities, net - 1.5%		14,627,521
NET ASSETS - 100.0%		$969,402,074
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2023.
*	Less than 0.05%.

Abbreviations:
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$951,461,878	$—	$951,461,878
Short-Term Investments	3,312,675	—	—	3,312,675
Total Investments in Securities	$3,312,675	$951,461,878	$—	$954,774,553

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	15,874,392	$15,874,392	$185,383,895	$197,945,612	$—	$—	3,312,675	$3,312,675	$386,494
See Notes to Schedule of Investments.
6	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023 is disclosed in the Fund’s Schedule of Investments.
7